Right-of-use assets and lease liabilities (Details) - Schedule of low value and short-term lease expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Low Value And Short Term Lease Expenses Abstract
Expense related to short-term leases	$ 52,280	$ 61,509
Expense related to leases of low value assets
Total	$ 52,280	$ 61,509